CONTRACTS, COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2026
Commitments [Abstract]
CONTRACTS, COMMITMENTS AND CONTINGENCIES	CONTRACTS, COMMITMENTS AND CONTINGENCIES
As at March 31, 2026, the Company had entered into agreements for various studies which may require the Company to spend up to an additional $86,660. The Company expects to pay this amount within the 24 months ending March 31, 2028, however the timing and certainty of the payments are contingent on availability of materials and successful completion of certain milestones. The Company has the right to cancel the studies at its discretion, in which case a cancellation fee may apply, however the Company is not liable to pay the full amount of the studies.
In addition to the above, during the year ended March 31, 2022, the Company entered into an exclusive license agreement with Mindset Pharma Inc. to acquire access to a number of classes of tryptamine-based molecules to support Company’s early-stage research programs and a fully-paid, perpetual non-exclusive license to a separate class of tryptamine-based molecules. Upon the successful completion of certain milestones contemplated in the exclusive license, the Company may have to pay additional consideration of up to $9,500. At the sole discretion of the Company, the milestones may be paid in cash or in Common Shares, or a combination thereof, subject to the approval of Cboe Canada. Due to the nature of the arrangement, the timing and probability of future potential payments cannot be determined at this time, and no accrual has been recorded. Further, there is no assurance that the aforementioned milestones will be met at all. The agreement also contemplates a sales royalty of approximately 2% for all commercialized licensed products within the scope of the agreement.
The Company is party to certain employee and management contracts that contain severance obligations. These contracts contain clauses requiring additional payments to be made upon the occurrence of involuntary termination. As the likelihood of these events taking place is not determinable, no contingent liabilities have been recorded in the consolidated financial statements.
In the normal course of business, the Company may be subject to legal proceedings and claims. As at March 31, 2026, no litigation or class proceedings have been commenced or certified against the Company.
Should any litigation or class actions that the Company becomes involved in be unable to be resolved favourably or if any claims or litigation are determined against the Company, the Company’s financial position and operating results could be materially adversely affected.